Long-term debt - Additional Information (Detail) $ / shares in Units, $ in Thousands								3 Months Ended	12 Months Ended
	Nov. 30, 2024 USD ($) shares	Oct. 31, 2023 USD ($)	Oct. 13, 2023	Jul. 28, 2023 USD ($)	Jul. 22, 2023 USD ($)	Jul. 21, 2023 USD ($)	Jul. 27, 2022 USD ($)	Oct. 31, 2023 USD ($)	Nov. 30, 2024 USD ($) shares	Nov. 30, 2023 USD ($) shares $ / shares	Nov. 30, 2022 USD ($) $ / shares	Nov. 27, 2024 USD ($)	Aug. 13, 2023 USD ($)	Jul. 20, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Cash equivalents	$ 10,000								$ 10,000	$ 0
Cash Paid On Repayment									$ 1,495
Borrowings, interest rate basis									300 basis points
Debt instrument collateral amount				$ 20,000
Debt instrument collateral amount if FDA approval not obtained				$ 30,000				$ 15,000
Proceeds from issuance of long-term loan									$ 45,000	20,000	$ 40,000
Fifth Amendment [member]
Disclosure of detailed information about borrowings [line items]
Consideration payable										540
Debt instrument amortized value										$ 600
Borrowings, interest rate basis			100
Notional amount													$ 60,000
Fifth Amendment [member] | Ordinary shares [member]
Disclosure of detailed information about borrowings [line items]
Warrants exercisable price per share | $ / shares										$ 2.3	$ 5.8
Warrants exercisable | shares	1,250,000								1,250,000	1,250,000
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument collateral amount if FDA approval not obtained		$ 15,000			$ 16,000	$ 14,000
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument collateral amount if FDA approval not obtained		20,000			$ 14,000	$ 20,000
Cash, Cash Equivalents and Eligible Short-term Investments [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument collateral amount		$ 15,000						$ 15,000
Debt instrument collateral amount if FDA approval not obtained										$ 20,000
Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity														$ 100,000
Loan Facility Tranche 1 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Date of commencement of principal repayment in advance									Jul. 27, 2024
Ceiling limit for prepayment of principal amount outstanding, Percent	3.00%								3.00%
Proceeds from issuance of long-term loan							$ 40,000
Loan Facility Tranche 2 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Date of commencement of principal repayment in advance									Jun. 21, 2025
Ceiling limit for prepayment of principal amount outstanding, Percent	3.00%								3.00%
Proceeds from issuance of long-term loan							20,000
Loan Facility Tranche 3 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount							15,000
Loan Facility Tranche 4 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 25,000
IQ Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Cash equivalents	$ 10,000								$ 10,000
Payments For Principal Debt Costs									$ 1,500
Borrowings Interest rate	15.00%								15.00%
IQ Term Loan [Member] | U S Treasury Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings Interest rate	1.00%								1.00%
IQ Term Loan [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings Interest rate	11.45%								11.45%
Marathon Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Cash Paid On Repayment									$ (60,600)
Repayment Of Term Loan									4,229
Professional fees expense									174
Borrowings	$ 60,600								$ 60,600
Borrowings, maturity	24								Repaid in 2024
Borrowings Interest rate	9.50%								9.50%
Marathon Term Loan [Member] | Loan Facility Tranche 1 and 2 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity									Tranche 1 Loan and Tranche 2 Loan were repayable in equal monthly installments on an amortization schedule of 36 months starting in July 2024.
TD Revolver [Member]
Disclosure of detailed information about borrowings [line items]
Cash Paid On Repayment									$ 0
Borrowings	$ 5,000								$ 5,000			$ 15,000
Borrowings, maturity									November 27, 2027
Borrowings Interest rate	7.35%								7.35%
Td Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Cash Paid On Repayment									$ 0
Borrowings	$ 25,000								$ 25,000			25,000
Borrowings, maturity									November 27, 2027
Borrowings Interest rate	7.35%								7.35%
Td Term Loan [Member] | U S Base Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings Interest rate										7.35%
Investissement Quebec [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings												20,000
IQ Subordinated Loan [Member]
Disclosure of detailed information about borrowings [line items]
Cash Paid On Repayment									$ 0
Borrowings	$ 15,000								$ 15,000			$ 15,000
Borrowings, maturity									May 27, 2028
Borrowings Interest rate	11.45%								11.45%